Prepaid and Other Current Assets	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid and Other Current Assets
(9) Prepaid and Other Current Assets
The following table presents Prepaid and other current assets (in thousands):

	As of December 31,
	2025	2024
Prepaid expenses	$1,854	$1,828
Other current assets	1,277	1,248

Prepaid expenses and other current assets	$3,131	$3,076